FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
14 ■ Financial Instruments

Financial instruments include cash; evidence of ownership in an entity; or a contract that imposes an obligation on one party and conveys a right to a second party to deliver/receive cash or another financial instrument.

a)  Cash and Equivalents
Cash and equivalents include cash, term deposits, treasury bills and money market funds with original maturities of less than 90 days.

b)  Debt
In May 2021, we amended the credit and guarantee agreement (the “Credit Facility”) with certain Lenders, which requires such Lenders to make available to us a credit facility of $3.0 billion or the equivalent amount in Canadian dollars. The Credit Facility, which is unsecured, currently has an interest rate of London Interbank Offered Rate (“LIBOR”) plus 1.125% on drawn amounts, and a standby rate of 0.11% on undrawn amounts. The Credit Facility also includes terms to replace LIBOR with a suitable replacement once that matter is resolved. As part of the amendment, the termination date of the Credit Facility was extended from January 2025 to May 2026. The Credit Facility was undrawn as at June 30, 2021.